BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

The Brown Capital Management International All Company Fund

BCIIX-Investor Shares

BCISX - Institutional Shares

The Brown Capital Management International Small Company Fund

BCSVX- Investor Shares

BCSFX - Institutional Shares

Supplement dated July 12, 2023 to The Brown Capital Management International All Company Fund’s and The Brown Capital Management International Small Company Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information all dated August 1, 2022

This Supplement is to give notice that effective July 10, 2023, Kabir Goyal no longer serves as a portfolio manager to The Brown Capital Management International All Company Fund and The Brown Capital Management International Small Company Fund (the “Funds”). Accordingly, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are hereby amended to remove all references to Mr. Goyal.

For more information regarding this Supplement please call 1-877-892-4BCM.

Brown Capital Management Mutual Funds

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE